Acquisitions	9 Months Ended	12 Months Ended
	Oct. 02, 2016	Jan. 03, 2016
Acquisitions

Note 2. Acquisitions

From time to time the Company enters into strategic acquisitions in an effort to better service existing customers and to attain new customers. The Company completed the following acquisitions for aggregate cash considerations of approximately $58.5 million and $104.0 million for the nine months ended October 2, 2016 and September 27, 2015, respectively.

In September 2016, the Company acquired the assets and assumed liabilities of Glen Allen Nursery & Garden Center, Inc. (“Glen Allen”). With one location in Richmond, VA, Glen Allen is a leader in the distribution of nursery products to landscape professionals.

In August 2016, the Company acquired the assets and assumed liabilities of Bissett Nursery Corp. and acquired all of the outstanding stock of Bissett Equipment Corp. (collectively, “Bissett”). Headquartered in Holtsville, NY, Bissett is a leader in the distribution of nursery, hardscapes, landscape supplies as well as equipment sales, rental and repairs to landscape professionals with three locations serving customers throughout the New York City metropolitan area.

In April 2016, the Company acquired the assets and assumed liabilities of Blue Max Materials, Inc., Blue Max Materials of Charleston, Inc., Blue Max Materials of Columbia, Inc. and Blue Max Materials of the Grand Strand, Inc., which together comprise Blue Max (“Blue Max”), a hardscapes and landscape supplier with five locations serving North Carolina and South Carolina.

In January 2016, the Company acquired all of the outstanding stock of Hydro-Scape Products, Inc. (“Hydro-Scape”), a leading provider of landscape products (irrigation, lighting, maintenance, outdoor living and hardscapes) with 17 locations serving customers throughout Southern California.

In August 2015, the Company acquired the assets and assumed liabilities of Tieco, Inc. (“Tieco”), a distributor of irrigation, landscape, well drilling, athletic field, and pump and well products with six locations throughout Alabama and Florida.

In August 2015, the Company acquired all of the member’s interests of Green Resource, LLC (“Green Resource”), a distributor of maintenance products to large agronomics and golf customers with five locations servicing North and South Carolina.

In May 2015, the Company acquired all of the outstanding stock of AMC Industries, Inc. (“AMC”), a full line distributor of irrigation products and domestic water systems with nine locations throughout Texas and Oklahoma.

In February 2015, the Company acquired all of the outstanding stock of CLP SN Holdings, Inc., the parent company of Shemin Nurseries (“Shemin”), which included 30 store locations supplying primarily nursery goods in 18 major metropolitan markets across 14 states of the Eastern region of the United States and Texas. See further description below under the heading “Shemin Acquisition Accounting”.

These transactions were accounted for by the acquisition method, and accordingly the results of operations were included in the Company’s consolidated financial statements from their respective acquisition dates.

Shemin Acquisition Accounting:

The Shemin transaction has been accounted for as a business combination using the acquisition method of accounting, whereby the purchase price was allocated to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values at the acquisition date, with the excess of purchase price over the estimated fair value of the net assets acquired recorded as goodwill. Transaction related costs incurred in connection with Shemin acquisition were approximately $2.7 million. These level 3 fair value measurements have been determined based on assumptions that market participants would use in the pricing of the asset or liability. Independent third-party appraisers were engaged to assist management and perform valuation of certain tangible and intangible assets acquired and liabilities assumed.

The real and personal property was valued using the cost, market and income approaches. The income approach was utilized to estimate the fair value of the lease interests via the discounted cash flow methodology. Personal property was valued using the indirect method of the cost approach and the market approach. Using the indirect approach, a reproduction cost of new personal property was determined from the historical cost.

Intangible assets separately valued in the transaction were customer relationships. Customer relationships were valued using the discounted cash flow method form of the income approach. After tax cash flow was discounted to present value using a 16.0% discount rate. Revenue growth was estimated based on long-term growth rates. Annual attrition was estimated at 10.0%.

The following table summarizes the adjusted aggregate fair values of the assets acquired and liabilities assumed at the acquisition date and subsequent adjustments for Shemin. The estimate of the fair values of assets acquired and liabilities assumed is as follows:

(In millions)
Fair value of consideration transferred:
Cash consideration	$57.8
Working capital adjustment	(0.1)

Net consideration transferred	$57.7

Assets acquired, at fair market value:
Cash and cash equivalents	$2.3
Accounts receivable	5.7
Inventory	9.3
Deferred tax assets	3.5
Prepaid expenses and other current assets	2.2

Total current assets	23.0
Property and equipment	9.9
Intangible assets	27.2
Other assets	1.3

Total assets	$61.4

Liabilities assumed, at fair market value:
Accounts payable	$6.1
Accrued liabilities	6.7
Deferred tax liabilities	12.0

Total liabilities assumed	$24.8

Identifiable net assets acquired	$36.6
Goodwill	21.1

Net assets acquired	$57.7

Goodwill is calculated as the excess of the purchase price over the estimated fair values of the assets acquired and the liabilities assumed in the acquisition, and represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. The amount allocated to goodwill associated with the Shemin acquisition is primarily the result of anticipated synergies. None of the goodwill associated with this transaction will be deductible for income tax purposes.

On an unaudited pro forma basis, the following represents the consolidated results of the Company had the Company acquired Shemin as of December 29, 2014 (the first day of the Company’s fiscal year 2015):

Nine Months Ended
September 27, 2015
(In millions, except per share data)
Net sales	$1,119.3
Net income available to SiteOne common shareholders	$(0.6)
Net income per share of common stock attributable to SiteOne—diluted	$(0.05)

Note 3. Acquisitions

From time to time the Company enters into strategic acquisitions in an effort to better service existing customers and to attain new customers. The Company made various acquisitions during the Successor Company periods ended January 3, 2016 and December 28, 2014. The following acquisitions had an aggregate purchase price of approximately $104.0 million and $22.7 million for the periods ended January 3, 2016 and December 28, 2014, respectively. The aggregate assets acquired were $99.9 million and $20.0 million, aggregate liabilities assumed were $32.5 million and $0.1 million, and excess purchase price attributed to goodwill acquired were $36.6 million and $2.8 million for the periods ended January 3, 2016 and December 28, 2014, respectively.

In April 2014, the Company, through its Canadian subsidiary John Deere Landscape LTD, purchased the assets of Eljay Irrigation LTD (“Eljay”), a wholesale distributor of irrigation products. Eljay has nine locations in four provinces in western Canada.

In July 2014, the Company acquired the assets of Diamond Head Sprinkler Supply, Inc. (“Diamond Head”). Diamond Head is a supplier of irrigation products with three locations in Hawaii.

In September 2014 the Company acquired the assets of Stockyard Horticultural Supply, Inc. (“Stockyard”). Stockyard is a nursery supplier in the Memphis metropolitan area and has one location in Arlington, Tennessee.

In October 2014, the Company acquired the assets of Boston Irrigation Supply Company, Inc. (“BISCO”). BISCO is a supplier of irrigation and lighting products across New England states. BISCO has five locations in Massachusetts, Connecticut, New Hampshire and New York.

In February 2015, the Company acquired all of the outstanding stock of CLP SN Holdings, Inc., parent of Shemin Nurseries (“Shemin”), which includes 30 store locations supplying primarily nursery goods in 18 major metropolitan markets across 14 states of the Eastern region of the United states and Texas. See further description below.

In May 2015, the Company acquired all of the outstanding stock of AMC Industries, Inc. (“AMC”). AMC is a full line distributor of irrigation products and domestic water systems. Headquartered in San Antonio, Texas, AMC has nine locations throughout Texas and Oklahoma.

In August 2015, the Company acquired all of the member’s interests of Green Resource, LLC (“Green Resource”). Green Resource is a distributor of maintenance products to large agronomics and golf customers with five locations servicing North and South Carolina.

In August 2015, the Company acquired the assets and assumed liabilities of Tieco, Inc. (“Tieco”). Tieco is a distributor of irrigation, landscape, well drilling, athletic field, and pump and well products and has six locations throughout Alabama and Florida.

These transactions were accounted for by the acquisition method, and accordingly the results of operations were included in the Company’s consolidated financial statement from their respective acquisition dates.

Shemin Acquisition Accounting:

The Shemin transaction has been accounted for as a business combination using the acquisition method of accounting, whereby the purchase price was allocated to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values at the acquisition date, with the excess of purchase price over the estimated fair value of the net assets acquired recorded as goodwill. Transaction related costs incurred in connection with the Shemin acquisition were approximately $2.7 million. These level 3 fair value measurements have been determined based on assumptions that market participants would use in the pricing of the asset or liability. Independent third-party appraisers were engaged under the direction of management to perform valuation of certain tangible and intangible assets acquired and liabilities assumed.

The allocations shown in the table below are preliminary and are subject to adjustment. Additional information that existed as of the acquisition date but at the time was unknown to the Company may become known to the Company during the remainder of the measurement period, a period not to exceed 12 months from the acquisition date. Adjustment in the purchase price allocation may require an adjustment of the amounts allocated to goodwill which will be applied prospectively.

The real and personal property was valued using the cost, market and income approaches. The income approach was utilized to estimate the fair value of the lease interests via the discounted cash flow methodology. Personal property was valued using the indirect method of the cost approach and the market approach. Using the indirect approach a reproduction cost of new personal property was determined from the historical cost.

Intangible assets separately valued in the transaction were customer relationships. Customer relationships were valued using the discounted cash flow method form of the income approach. After tax cash flow was discounted to present value using a 16.0% discount rate. Revenue growth was estimated based on long-term growth rates. Annual attrition was estimated at 10.0%.

The following table summarized the preliminary aggregate fair values of the assets acquired and liabilities assumed at the acquisition date of February 27, 2015 and subsequent adjustments. The preliminary estimate of the fair values of assets acquired and liabilities assumed (in millions) is as follows:

Fair value of consideration transferred (in millions):
Cash consideration	$57.8
Working capital adjustment	(0.1)

Net consideration transferred	57.7

Assets acquired, at fair market value:
Cash and cash equivalents	$2.3
Accounts receivable	5.7
Inventory	9.3
Deferred tax assets	3.5
Prepaid expenses and other current assets	2.2

Total current assets	23.0
Property and equipment	9.9
Intangible assets	27.2
Other assets	1.3

Total assets	61.4

Liabilities assumed, at fair market value:
Accounts payable	6.1
Accrued liabilities	6.7
Deferred tax liabilities	12.0
Total liabilities assumed	24.8

Identifiable net assets acquired	36.6
Goodwill	21.1

Net assets acquired	$57.7

Goodwill is calculated as the excess of the purchase price over the estimated fair values of the assets acquired and the liabilities assumed in the acquisition, and represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. The amount allocated to goodwill associated with the Shemin acquisition is primarily the result of anticipated synergies. None of the goodwill associated with this transaction will be deductible for income tax purposes.

On an unaudited pro forma basis, the following represents the consolidated results of the Company had the Company acquired Shemin as of December 31, 2013 (the first day of the Company’s fiscal year 2014):

	Fiscal Years Ended
(In millions, except for per share data)	January 3, 2016	December 28, 2014
Net sales	$1,459.1	$1,313.5
Net loss available to SiteOne common shareholders	$(17.6)	$(5.8)
Net loss per share of common stock attributable to SiteOne—diluted	$(1.24)	$(0.42)

The Company began consolidating the results of operations effective February 28, 2015. The acquisition added $130.6 million of net sales and $2.8 million of net income for the fiscal year ended January 3, 2016.

CD And R Acquisition
Acquisitions

Note 2. CD&R Acquisition Accounting

As a result of the CD&R Acquisition described in Note 1, as of the Closing Date, the Company acquired a controlling financial interest in SiteOne Landscape Supply Holding, LLC (inclusive of LESCO) from Deere in exchange for common shares of the Company initially representing 40% of the outstanding capital stock (on an as-converted basis) plus cash consideration of approximately $314 million, net of pre-closing and post-closing adjustments. The CD&R Acquisition was accounted for as a business combination as defined in ASC Topic 805, Business Combinations, with the Company as the accounting acquirer. In order to facilitate the CD&R Acquisition, the Company issued Redeemable Convertible Preferred Stock to funds affiliated with CD&R for total consideration of $174 million and entered into a senior asset-based credit facility and a term loan (as described in Note 8). Total borrowings as of the CD&R Acquisition date were approximately $104.9 million on the credit facility and approximately $61.7 million on the term loan.

Costs incurred in connection with the CD&R Acquisition totaled approximately $29.0 million. Costs associated with the debt issuance of approximately $16.9 million were characterized as debt discount and will be amortized over the life of the respective borrowing agreements. Costs totaling approximately $9.8 million are included in Selling, general and administrative expenses in the Consolidated Successor Company Statement of Operations for the period from December 23, 2013 to December 29, 2013. Costs of approximately $2.3 million were expensed and are included in Selling, general and administrative expenses in the Combined Predecessor Company Statement of Operations for the period from December 31, 2012 to December 22, 2013.

Using the acquisition method of accounting, the purchase price paid by the Company to acquire SiteOne Landscape Supply Holding, LLC (inclusive of LESCO) was allocated to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values. These Level 3 fair value measurements have been determined based on assumptions that market participants would use in the pricing of the asset or liability. Independent third-party appraisers were engaged under the direction of management to perform valuation of certain tangible and intangible assets acquired and liabilities assumed.

The real and personal property was valued using the cost, market and income approaches. Buildings were valued using a cost approach that considered the depreciated replacement cost of new construction assuming lives of 30 to 50 years. Land was valued using the sales comparison approach. Personal property was valued using the indirect method of the cost approach and the market approach. Using the indirect approach a reproduction cost of new personal property was determined from the historical cost.

Intangible assets separately valued in the transaction were customer relationships and the LESCO trade name. Customer relationships were valued using the discounted cash flow method form of the income approach. After tax cash flow was discounted to present value using a 16.5% discount rate. Revenue growth was estimated based on long-term growth rates. Annual attrition was estimated at 5.0%.

The LESCO trade name was valued using the relief from royalty method which is a form of the income approach. Under this approach revenue associate with the brand is projected over the expected remaining useful life of the asset. A royalty rate is then applied to estimate the royalty savings. The royalty rate of 0.25% was based on an analysis of the net after tax royalty savings calculated for each year during the remaining economic life of the asset and discounted to present value. The after tax cash flows were discounted to present value using a 16.5% discount rate.

The value of Deere’s common stock investment, which comprises a portion of the purchase consideration for the CD&R Acquisition, is the difference between the fair value of the invested capital less the fair value of the Redeemable Convertible Preferred Stock, which was determined to equal the cash investment made by funds affiliated with CD&R of $174 million. The fair value of the total invested capital was estimated using a market approach known as the Backsolve Method. This Level 3 fair value method calibrates the equity allocation model to the transaction price for the Redeemable Convertible Preferred Stock of $174.0 million. The Redeemable Convertible Preferred Stock derives value from the interim dividend distributions and the proceeds at possible future liquidity events. As such, the equity allocation model reconciled to the issue price of the preferred investment such that the sum of (i) present value of simulated dividend payments and (ii) the present value of the simulated proceeds to the preferred investment at exit is equal to the transaction price for the preferred investment. The significant unobservable inputs were the expected term of the investment, assumptions about the form of preferred dividend payments and the assumed volatility of the Company during the term of the investment. Volatility used in the model was determined based on the volatility of comparable companies’ four year historical equity volatilities.

Fair value of consideration transferred (in millions):
Cash consideration	$318.0
Common stock issued as consideration	78.2
Pre-closing adjustment	(7.6)
Working capital adjustment (1)	3.5

Net consideration transferred	$392.1
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	$10.4
Accounts receivable	124.5
Inventories	223.8
Property and equipment	55.7
Intangible assets	90.5
Deferred income tax asset	15.8
Other assets	11.4
Accounts payable	(66.4)
Deferred income tax liabilities	(44.0)
Other liabilities	(29.0)
Capital leases assumed	(9.2)

Net assets acquired	$383.5
Excess purchase price attributed to goodwill acquired	$8.6

(1)	In March 2014 the Company paid to Deere approximately $3.5 million for a working capital adjustment required by the agreement. This amount was included in Accrued liabilities as of December 29, 2013.

The CD&R Acquisition resulted in the recognition of approximately $8.6 million of goodwill, which is not deductible for income tax purposes. Goodwill consists of the excess of the purchase price over the net of fair value of the acquired assets and assumed liabilities, and represented the estimated economic value attributable to future operations at the time of the CD&R Acquisition.